Digital Currencies	12 Months Ended
Dec. 31, 2021
Digital Currencies Abstract
DIGITAL CURRENCIES

7. Digital Currencies

The following table presents additional information about digital currencies:

	December 31, 2021	December 31, 2020

Beginning balance	$1,539	$1,539
Utilization of digital currencies to settle service fee	(6,457)	-
Gain on use of digital currencies	4,918	-
Ending balance	$-	$1,539